CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 23, 2020	Jul. 31, 2020	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
Investment in Debt and Equity Securities
Marketable securities			₽ 4,049				$ 54.5
Equity method investments			9,425				126.9
Net (losses)/gains recognized during the period on equity method investments			6,367	$ 85.7	₽ (2,175)	₽ (3,886)
Partner
Investment in Debt and Equity Securities
Percentage of voting interest sold	25.00%	25.00%
ClickHouse Inc
Investment in Debt and Equity Securities
Cash investments			2,820				39.9
Gain on the Company' share dilution			3,459	49.3
Net (losses)/gains recognized during the period on equity method investments			3,354	45.1
ClickHouse Inc | Equity method investments
Investment in Debt and Equity Securities
Equity method investments			6,521				87.8
Other technology companies
Investment in Debt and Equity Securities
Net (losses)/gains recognized during the period on equity method investments			(1)		(21)	(11)
Other technology companies | Equity method investments
Investment in Debt and Equity Securities
Equity method investments			557				7.5
Venture capital fund
Investment in Debt and Equity Securities
Net (losses)/gains recognized during the period on equity method investments			3,014	$ 40.6
Venture capital fund | Equity method investments
Investment in Debt and Equity Securities
Equity method investments			₽ 2,347				$ 31.6
Yandex.Market B.V.
Investment in Debt and Equity Securities
Net (losses)/gains recognized during the period on equity method investments					(2,470)	(4,330)
Yandex.Money
Investment in Debt and Equity Securities
Net (losses)/gains recognized during the period on equity method investments					₽ 316	₽ 455